INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 1,534,985	¥ 1,606,650
Less: accumulated amortization	(955,507)	(801,612)
Less: impairment losses	(98,364)	(116,748)
Intangible assets, net	481,114	688,290
Amortization of intangible assets	214,436	314,666	¥ 235,292
Estimated future amortization expense
2025	188,041
2026	173,397
2027	48,919
2028	19,808
2029	14,714
Thereafter	36,235
Customer contracts
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,451,341	1,518,587
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	77,180	72,077
Licenses
INTANGIBLE ASSETS, NET
Intangible assets, gross	6,000	15,782
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 464	¥ 204